15007943

Received SEC

AUG 07 2015

Washington, DC 20549

Nasdaq
805 King Farm Boulevard
Rockville, MD 20850

Nasdaq.com

Arnold Golub
Vice President
Office of General Counsel

001- 15093

By Electronic Mail

August 7, 2015

CERNAS

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on August 5, 2015 The Nasdaq Stock Market (the "Exchange") received from Payment Data Systems, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common stock, par value $0.001 per share

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

[signature]